Annual Total Returns- Vanguard LifeStrategy Income Fund (Annuity) [BarChart] - Annuity - Vanguard LifeStrategy Income Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.77%	6.54%	3.40%	6.76%	0.22%	4.58%	6.98%	(1.05%)	12.05%	9.13%